Significant Accounting Policies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Rent expense for operating leases	$ 14.0	$ 11.3	$ 8.7
Sublease Income	$ 4.5	$ 4.3	$ 2.5